Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses:
Research and development	$ 154	$ 3,251	$ 988	$ 6,724	$ 9,067	$ 1,068
Selling, general and administrative	2,125	1,906	5,347	5,593	12,487	134,502
Loss on impairment	0	0	0	0	228,515	0
Total operating expenses	2,279	5,157	6,335	12,317	250,069	135,570
Loss from Operations	(2,279)	(5,157)	(6,335)	(12,317)	(250,069)	(135,570)
Other income (expense)
Loss on disposal of assets	(31)	0	(31)	0	0	0
Interest expense	(479)	(3,924)	(933)	(6,855)	(9,117)	(8,602)
Total Other Income (Expense)	(510)	(3,924)	(964)	(6,855)	(9,117)	(8,602)
Loss before provision for income taxes	(2,789)	(9,081)	(7,299)	(19,172)	(259,186)	(144,172)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (2,789)	$ (9,081)	$ (7,299)	$ (19,172)	$ (259,186)	$ (144,172)
Net loss per common share - basic and diluted	$ (.05)	$ (0.18)	$ (.14)	$ (0.38)	$ (5.16)	$ (8.60)
Weighted average common shares outstanding - basic and diluted	51,918,252	50,117,977	51,507,849	50,117,977	50,240	16,769